Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net loss for the period attributable to controlling shareholders, Continued operations	R$ (2,028,559)	R$ (3,115,455)
Weighted average number of outstanding shares - basic, Continued operations	1,360,268,402	1,052,606,000
Net loss per share basic, Continued operations	R$ (1.49)	R$ (2.96)	R$ 0.62
Weighted average number of outstanding shares - diluted, Continued operations	1,360,268,402	1,052,606,000
Net loss per share diluted, Continued operations	R$ (1.49)	R$ (2.96)	R$ 0.62
Net loss for the year attributable to controlling shareholders, Discontinued operations		R$ (50,948)
Weighted average number of outstanding shares - basic, Discontinued operations	1,360,268,402	1,052,606,000
Net loss per share basic, Discontinued operations		R$ (0.05)
Weighted average number of outstanding shares - diluted, Discontinued operations	1,360,268,402	1,052,606,000
Net loss per share diluted, Discontinued operations		R$ (0.05)
Net loss for the period attributable to controlling shareholders, Continued and discontinued operations	R$ (2,028,559)	R$ (3,166,403)
Weighted average number of outstanding shares - basic, Continued and discontinued operations	1,360,268,402	1,052,606,000
Net earnings (loss) per share basic, Continued and discontinued operations	R$ (1.49)	R$ (3.01)
Weighted average number of outstanding shares - diluted, Continued and discontinued operations	1,360,268,402
Weighted average number of outstanding shares - diluted, Continued and discontinued operations		1,052,606,000
Net loss per share diluted, Continued and discontinued operations	R$ (1.49)	R$ (3.01)